OTHER ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Impairment Loss on Contract Assets	$ 17.1	$ 20.5	$ 19.7
Amortization on contract costs	73.3	65.9	63.6
Loss on translation of investment	1.0	$ 1.7	$ 2.2
Alithya
Disclosure of associates [line items]
Gain on revaluation of investment	1.8
Turkish digital technology firm
Disclosure of associates [line items]
Cash consideration to acquire associate	48.5
Loss on translation of investment	$ 16.2